Document and Entity Information	Jan. 26, 2022
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001537917
Document Type	8-K
Document Period End Date	Jan. 26, 2022
Entity Registrant Name	Tyme Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38169
Entity Tax Identification Number	45-3864597
Entity Address, Address Line One	1 Pluckemin Way
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Bedminster
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07921
City Area Code	(212)
Local Phone Number	461-2315
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	TYME
Entity Emerging Growth Company	false